UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA PARTNERS LLC
           --------------------------------------------------
Address:   767 Fifth Avenue, 8th Floor
           --------------------------------------------------
           New York, New York 10153
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     028-10328
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer Fanjiang
           --------------------------------------------------
Title:     Deputy General Counsel
           --------------------------------------------------
Phone:     212 455-0900
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Jennifer Fanjiang          New York, New York          February 16, 2010
------------------------   ------------------------------  ---------------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)









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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        49
                                               -------------

Form 13F Information Table Value Total:        $1,360,876
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE



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                           FORM 13F INFORMATION TABLE

      COLUMN 1              COLUMN 2         COLUMN 3     COLUMN 4               COLUMN 5  COLUMN 6    COLUMN 7       COLUMN 8

                                                           VALUE    SHRS OR   SH/  PUT   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS     CUSIP      (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
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AECOM TECHNOLOGY CORP         COM              00766T100    5,912     214,985  SH           SOLE               200,585    14,400
DELWA
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ARCADIA RES, INC              COM              039209101    8,222  25,298,102  SH           SOLE            25,298,102
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ARCH CAP GROUP LTD            ORD              G0450A105   27,775     388,186  SH           SOLE               361,284    26,902
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BOISE INC                     COM              09746Y105    9,611   1,810,000  SH           SOLE             1,684,900   125,100
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CAREER EDUCATION CORP         COM              141665109   33,408   1,433,221  SH           SOLE             1,357,131    76,090
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CARTER INC                    COM              146229109   43,370   1,652,207  SH           SOLE             1,553,807    98,400
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CF INDS HLDGS INC             COM              125269100    8,806      97,000  SH           SOLE                90,300     6,700
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CHARMING SHOPPES INC          COM              161133103   16,175   2,500,000  SH           SOLE             2,326,617   173,383
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CIT GROUP INC                 COM NEW          125581801   19,196     695,260  SH           SOLE               660,795    34,465
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CITIGROUP INC                 COM              172967101   47,166  14,249,517  SH           SOLE            13,261,438   988,079
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COLEMAN CABLE INC             COM              193459302    3,863   1,146,336  SH           SOLE             1,146,336
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COMCAST CORP NEW              CL A SPL         20030N200   56,378   3,521,400  SH           SOLE             3,307,239   214,161
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CONVERGYS CORP                COM              212485106   87,273   8,118,418  SH           SOLE             8,118,418
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COPART INC                    COM              217204106   22,151     604,897  SH           SOLE               570,053    34,844
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DECKERS OUTDOOR CORP          COM              243537107    3,351      32,945  SH           SOLE                30,645     2,300
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DOMTAR CORP                   COM NEW          257559203   41,168     742,970  SH           SOLE               701,520    41,450
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EBAY INC                      COM              278642103   26,444   1,123,850  SH           SOLE             1,045,900    77,950
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ENSCO INTL INC                COM              26874Q100   47,611   1,192,065  SH           SOLE             1,122,715    69,350
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FIRST NIAGARA FINL GP INC     COM              33582V108   43,166   3,103,201  SH           SOLE             2,923,463   179,738
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GLOBE SPECIALTY METALS INC    COM              37954N206    1,941     206,463  SH           SOLE               192,728    13,735
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HILLTOP HOLDINGS INC          COM              432748101    5,228     449,100  SH           SOLE               449,100
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HOSPITALITY PPTYS TR          COM SH BEN INT   44106M102   69,669   2,938,381  SH           SOLE             2,771,379   167,002
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IMMUCOR INC                   COM              452526106   67,632   3,341,500  SH           SOLE             3,155,021   186,479
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ING GROEP N V                 SPONSORED        456837103    7,358     750,000  SH           SOLE               699,900    50,100
                              ADR
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ISHARES TR                    DJ HOME          464288752   17,126   1,426,000  SH           SOLE             1,327,000    99,000
                              CONSTN
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ITT EDUCATIONAL SERVICES INC  COM              45068B109   43,307     451,303  SH           SOLE               425,066    26,237
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JDA SOFTWARE GROUP INC        COM              46612K108    7,551     296,463  SH           SOLE               276,163    20,300
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KAR AUCTION SVCS INC          COM              48238T109   13,824   1,002,463  SH           SOLE               934,863    67,600
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LEAR CORP                     COM NEW          521865204   17,366     256,748  SH           SOLE               256,748
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LIBERTY MEDIA CORP NEW        LIB STAR COM A   53071M708   30,039     650,892  SH           SOLE               611,692    39,200
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MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100   30,002     649,250  SH           SOLE               610,050    39,200
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MDS INC                       COM              55269P302   24,077   3,147,318  SH           SOLE             2,968,218   179,100
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NATIONAL FUEL GAS CO N J      COM              636180101   19,390     387,793  SH           SOLE               361,906    25,887
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OLD NATL BANCORP IND          COM              680033107   10,276     826,740  SH           SOLE               769,240    57,500
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OMNICARE INC                  COM              681904108   24,321   1,005,850  SH           SOLE               936,100    69,750
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PEPSICO INC                   COM              713448108   81,173   1,335,087  SH           SOLE             1,257,802    77,285
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PFIZER INC                    COM              717081103   61,344   3,372,383  SH           SOLE             3,168,741   203,642
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PINNACLE ENTMT INC            COM              723456109   20,847   2,321,516  SH           SOLE             2,160,366   161,150
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PRG-SCHULTZ INTERNATIONAL IN  COM NEW          69357C503    9,866   1,669,371  SH           SOLE             1,586,743    82,628
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PRIVATEBANCORP INC            COM              742962103    7,320     816,005  SH           SOLE               774,305    41,700
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RETAIL OPPORTUNITY INVTS COR  COM              76131N101   20,431   2,024,894  SH           SOLE             1,906,944   117,950
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RITE AID CORP                 COM              767754104    4,919   3,257,600  SH           SOLE             3,049,300   208,300
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TEMPLE INLAND INC             COM              879868107   25,728   1,218,750  SH           SOLE             1,155,200    63,550
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TESSERA TECHNOLOGIES INC      COM              88164L100   14,384     618,150  SH           SOLE               576,010    42,140
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TICKETMASTER ENTMT INC        COM              88633P302   22,936   1,876,941  SH           SOLE             1,750,514   126,427
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TRANSATLANTIC HLDGS INC       COM              893521104   52,614   1,009,670  SH           SOLE               952,900    56,770
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TRUSTMARK CORP                COM              898402102    9,338     414,274  SH           SOLE               386,574    27,700
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VODAFONE GROUP PLC NEW        SPONS ADR NEW    92857W209   16,950     734,100  SH           SOLE               685,200    48,900
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XEROX CORP                    COM              984121103   72,873   8,613,850  SH           SOLE             8,125,300   488,550
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